RESTRUCTURING CHARGES - Liabilities Related to Restructuring (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended			24 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Restructuring Reserve [Roll Forward]
Balance at beginning of period		$ 103	$ 41		$ 41
Liability recognized, net		133	202	$ 57	335
Payments, utilization and translation		(118)	(141)
Balance at end of period	$ 118	118	103	41	118
Operating segments | Mobility
Restructuring Reserve [Roll Forward]
Liability recognized, net		31	64	13
Restructuring liability adjustment	12
Workforce reductions
Restructuring Reserve [Roll Forward]
Balance at beginning of period		96	35		35
Liability recognized, net		81	120	19
Payments, utilization and translation		(67)	(59)
Balance at end of period	109	109	96	35	109
Plant closing and other
Restructuring Reserve [Roll Forward]
Balance at beginning of period		7	6		6
Liability recognized, net		52	83	38
Payments, utilization and translation		(51)	(81)
Balance at end of period	$ 8	$ 8	$ 7	$ 6	$ 8